Basic and diluted income (loss) per share (Details Textual)	12 Months Ended
Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	330,000